Financial instrument related costs and other	12 Months Ended
Aug. 31, 2022
Financial Instrument Related Costs And Other
Financial instrument related costs and other

22.	Financial instrument related costs and other

	2022	2021
Gain (loss) on derivative warrant liabilities liabilities	$(2,035)	$6,232
Transaction costs on derivative warrant liabilities	(293)	(665)
Transaction costs on convertible debentures	-	(31)
Change in fair value of convertible debentures	-	(901)
Forgiveness of interest on leases	-	35
Withholding tax costs	-	(11)
Total financial instrument related costs and other	$(2,328)	$4,659